Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of calculation tax charge

	2025	2024	2023

	(€ in thousands)
Consolidated result before corporate income taxes	(42,165)	(27,960)	(27,813)

Income tax based on domestic rate (25.8%)	10,879	7,214	7,176
Tax effect of:
Different tax rates in foreign jurisdictions	(19)	—	(8)
(Non-deductible expenses) / non-taxable gains	(830)	(269)	(289)
Share- and loan-issue expenditures that are tax deductible	—	1,117	—
Change in unrecognized deductible temporary differences	(47)	(73)	(67)
Current year losses for which no deferred tax asset was recognized	(10,002)	(7,989)	(6,820)
True-up for prior year	—	197	86
Income tax (charge) / benefit	(19)	197	78
Effective tax rate	(0.05)%	0.70%	0.30%